JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 153.2% (99.1% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 75.5% (48.9% of Total Investments)
	Air Freight & Logistics – 0.5%
$5,153	XPO Logistics Inc, 144A, (3)	6.500%	6/15/22	BB-	$5,268,943
	Automobiles – 2.3%
14,725	General Motors Financial Co Inc, (4)	5.750%	N/A (5)	BB+	13,767,875
10,100	General Motors Financial Co Inc	6.500%	N/A (5)	BB+	9,771,750
	Total Automobiles				23,539,625
	Banks – 34.1%
3,335	Ally Financial Inc, (3)	8.000%	3/15/20	BB+	3,472,569
11,510	Bank of America Corp	6.300%	N/A (5)	BBB-	12,574,675
3,045	Bank of America Corp	6.100%	N/A (5)	BBB-	3,265,763
1,320	Bank of America Corp	6.250%	N/A (5)	BBB-	1,422,300
33,875	Bank of America Corp, (3)	6.500%	N/A (5)	BBB-	37,103,626
3,575	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	4,043,284
4,170	BNP Paribas SA, 144A	7.195%	N/A (5)	BBB	4,420,200
10,675	CIT Group Inc	5.800%	N/A (5)	B+	10,675,000
3,475	Citigroup Inc	5.800%	N/A (5)	BB+	3,505,406
7,885	Citigroup Inc	6.125%	N/A (5)	BB+	8,151,119
8,000	Citigroup Inc	5.875%	N/A (5)	BB+	8,110,000
3,955	Citigroup Inc	5.950%	N/A (5)	BB+	4,142,862
22,645	Citigroup Inc	6.250%	N/A (5)	BB+	24,258,456
8,264	Citizens Financial Group Inc	5.500%	N/A (5)	BB+	8,305,320
4,690	CoBank ACB, (3)	6.250%	N/A (5)	BBB+	4,924,500
3,560	Commerzbank AG, 144A	8.125%	9/19/23	BBB	4,074,162
1,385	First Union Capital II	7.950%	11/15/29	Baa1	1,760,838
3,559	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (5)	BBB+	5,329,602
3,675	Huntington Bancshares Inc/OH	5.700%	N/A (5)	BB+	3,684,188
34,670	JPMorgan Chase & Co, (4)	6.750%	N/A (5)	BBB	38,407,773
8,866	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread ), (6)	6.053%	N/A (5)	BBB	8,912,724
8,910	JPMorgan Chase & Co	5.300%	N/A (5)	BBB	9,067,707
125	JPMorgan Chase & Co	6.100%	N/A (5)	BBB	132,811
2,390	KeyCorp	5.000%	N/A (5)	BB+	2,372,075
19,110	Lloyds Bank PLC, 144A, (3)	12.000%	N/A (5)	BB+	22,998,885
7,270	M&T Bank Corp, (3)	6.450%	N/A (5)	BBB-	7,769,812

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,020	M&T Bank Corp	5.125%	N/A (5)	BB+	$4,080,300
23,992	PNC Financial Services Group Inc/The, (3), (4)	6.750%	N/A (5)	BBB-	25,521,490
5,656	PNC Financial Services Group Inc/The	5.000%	N/A (5)	BBB-	5,670,140
3,528	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB-	4,465,954
5,325	SunTrust Banks Inc	5.625%	N/A (5)	BB+	5,404,875
3,250	SunTrust Banks Inc	5.050%	N/A (5)	BB+	3,213,438
4,360	Wachovia Capital Trust III	5.570%	N/A (5)	BBB-	4,334,145
6,240	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (6)	6.381%	N/A (5)	BBB-	6,271,200
35,500	Wells Fargo & Co	5.875%	N/A (5)	BBB-	38,340,000
2,530	Wells Fargo & Co, (4)	5.900%	N/A (5)	BBB-	2,628,670
9,666	Zions Bancorp NA	7.200%	N/A (5)	BB+	10,463,445
	Total Banks				353,279,314
	Capital Markets – 2.1%
2,070	Bank of New York Mellon Corp/The	4.950%	N/A (5)	BBB	2,098,463
5,245	Goldman Sachs Group Inc/The	5.300%	N/A (5)	BB+	5,428,575
9,635	Goldman Sachs Group Inc/The	5.375%	N/A (5)	BB+	9,859,206
3,600	Morgan Stanley	5.550%	N/A (5)	BB+	3,679,200
625	State Street Corp	5.250%	N/A (5)	BBB	637,500
	Total Capital Markets				21,702,944
	Chemicals – 1.1%
10,525	Blue Cube Spinco LLC, (3)	9.750%	10/15/23	BB+	11,761,688
	Commercial Services & Supplies – 0.9%
6,290	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	6,415,800
3,113	ILFC E-Capital Trust II, 144A	4.850%	12/21/65	Ba1	2,397,010
	Total Commercial Services & Supplies				8,812,810
	Consumer Finance – 2.3%
3,356	American Express Co	5.200%	N/A (5)	BB+	3,360,195
3,670	American Express Co	4.900%	N/A (5)	BB+	3,681,267
8,620	Capital One Financial Corp, (4)	5.550%	N/A (5)	BB	8,781,625
8,215	Discover Financial Services	5.500%	N/A (5)	BB-	7,958,281
	Total Consumer Finance				23,781,368
	Diversified Financial Services – 2.8%
840	Citigroup Inc	5.950%	N/A (5)	BB+	871,920
13,700	Compeer Financial ACA, 144A	6.750%	N/A (5)	BB+	14,419,250
2,613	Cooperatieve Rabobank UA, 144A	11.000%	N/A (5)	BBB	2,644,617

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Financial Services (continued)
$10,200	Voya Financial Inc	6.125%	N/A (5)	BB+	$10,608,000
	Total Diversified Financial Services				28,543,787
	Electric Utilities – 2.8%
1,350	AES Gener SA, 144A	7.125%	3/26/79	BB	1,413,787
2,620	Electricite de France SA, 144A	5.250%	N/A (5)	BB	2,659,300
23,425	Emera Inc, (3)	6.750%	6/15/76	BBB-	25,202,255
	Total Electric Utilities				29,275,342
	Entertainment – 1.0%
10,350	Liberty Interactive LLC, (3)	8.500%	7/15/29	BB	10,789,875
	Equity Real Estate Investment Trust – 1.2%
11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	BB+	12,699,925
	Food Products – 5.2%
2,245	Dairy Farmers of America Inc, 144A, (4)	7.125%	N/A (5)	BB+	2,099,075
7,140	Land O' Lakes Inc, 144A	7.250%	N/A (5)	BB	6,979,350
35,865	Land O' Lakes Inc, 144A, (3)	8.000%	N/A (5)	BB	36,851,287
8,285	Land O' Lakes Inc, 144A	7.000%	N/A (5)	BB	8,015,738
	Total Food Products				53,945,450
	Independent Power & Renewable Electricity Producers – 1.0%
10,100	Vistra Energy Corp, (3)	7.625%	11/01/24	BB	10,642,875
	Industrial Conglomerates – 3.7%
40,525	General Electric Co, (4)	5.000%	N/A (5)	BBB-	38,359,749
	Insurance – 11.1%
2,740	Aegon NV	5.500%	4/11/48	Baa1	2,801,650
4,710	American International Group Inc	5.750%	4/01/48	Baa2	4,761,198
9,409	Assurant Inc	7.000%	3/27/48	BB+	9,597,180
23,059	Assured Guaranty Municipal Holdings Inc, 144A, (4)	6.400%	12/15/66	BBB+	22,914,881
7,117	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	8,504,815
9,335	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/37	BBB	11,622,075
5,560	MetLife Inc, 144A, (3)	9.250%	4/08/38	BBB	7,617,200
1,965	MetLife Inc	5.875%	N/A (5)	BBB	2,048,513
1,465	MetLife Inc	5.250%	N/A (5)	BBB	1,482,888
575	Nationwide Financial Services Capital Trust, (3)	7.899%	3/01/37	Baa2	626,320
9,550	Nationwide Financial Services Inc, (3)	6.750%	5/15/37	Baa2	10,123,000
8,070	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,594,550
2,490	Prudential Financial Inc	5.875%	9/15/42	BBB	2,644,380
14,375	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	15,632,812
1,540	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,657,425

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$4,200	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	$4,331,762
	Total Insurance				114,960,649
	Interactive Media & Services – 0.1%
640	Rackspace Hosting Inc, 144A	8.625%	11/15/24	B+	596,800
	Metals & Mining – 0.4%
2,630	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,749,139
1,600	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,800,000
	Total Metals & Mining				4,549,139
	Multi-Utilities – 0.8%
5,160	CenterPoint Energy Inc	6.125%	N/A (5)	BB+	5,269,392
3,235	NiSource Inc	5.650%	N/A (5)	BB+	3,247,034
	Total Multi-Utilities				8,516,426
	Oil, Gas & Consumable Fuels – 0.5%
5,015	Transcanada Trust, (3)	5.875%	8/15/76	BBB	5,133,856
	U.S. Agency – 1.1%
5,835	Farm Credit Bank of Texas, 144A	6.200%	N/A (5)	BBB	5,909,986
4,700	Farm Credit Bank of Texas, (4)	10.000%	N/A (5)	Baa1	5,287,500
	Total U.S. Agency				11,197,486
	Wireless Telecommunication Services – 0.5%
4,645	Vodafone Group PLC	7.000%	4/04/79	BBB-	4,879,829
	Total $1,000 Par (or similar) Institutional Preferred (cost $764,812,103)				782,237,880

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 43.6% (28.2% of Total Investments)
	Banks – 9.9%
433,616	Citigroup Inc, (4)	7.125%	BB+	$12,015,499
179,775	CoBank ACB, (7)	6.250%	BBB+	18,651,656
38,725	CoBank ACB, (7)	6.125%	BBB+	3,951,886
93,724	CoBank ACB, (4), (7)	6.200%	BBB+	9,550,476
283,000	Fifth Third Bancorp, (4)	6.625%	Baa3	8,130,590
178,757	FNB Corp/PA, (3)	7.250%	Ba2	5,058,823
434,200	Huntington Bancshares Inc/OH, (4)	6.250%	Baa3	11,297,884
170,075	KeyCorp, (4)	6.125%	Baa3	4,641,347
82,000	People's United Financial Inc, (4)	5.625%	BB+	2,115,600
47,005	PNC Financial Services Group Inc/The	6.125%	Baa2	1,250,803
505,458	Regions Financial Corp, (3), (4)	6.375%	BB+	14,041,623
87,500	Regions Financial Corp, (7)	5.700%	BB+	2,222,500
113,600	US Bancorp, (4)	6.500%	A3	3,038,800

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
236,722	Western Alliance Bancorp, (3)	6.250%	N/R	$6,249,461
	Total Banks			102,216,948
	Capital Markets – 8.2%
173,436	Apollo Investment Corp, (3), (4)	6.875%	BBB-	4,556,164
100,282	B Riley Financial Inc	7.500%	N/R	2,506,047
68,373	B Riley Financial Inc	7.250%	N/R	1,679,241
134,939	Charles Schwab Corp/The, (4)	6.000%	BBB	3,539,450
129,169	Charles Schwab Corp/The, (3), (4)	5.950%	BBB	3,373,894
128,425	Cowen Inc	7.350%	N/R	3,259,426
61,600	Goldman Sachs Group Inc/The	5.500%	Ba1	1,601,600
370,280	Ladenburg Thalmann Financial Services Inc	8.000%	N/R	9,171,836
864,097	Morgan Stanley, (3), (4)	7.125%	BB+	23,978,692
251,600	Morgan Stanley, (4)	6.875%	BB+	6,934,096
233,000	Morgan Stanley, (4)	5.850%	BB+	6,118,580
161,400	Morgan Stanley, (4)	6.375%	BB+	4,369,098
41,813	Northern Trust Corp, (4)	5.850%	BBB+	1,064,141
102,868	Oaktree Specialty Lending Corp, (3)	6.125%	N/R	2,600,503
51,445	State Street Corp, (4)	5.350%	Baa1	1,323,165
194,439	Stifel Financial Corp, (4)	6.250%	BB-	5,172,077
150,000	Stifel Financial Corp	6.250%	BB-	3,925,500
	Total Capital Markets			85,173,510
	Consumer Finance – 3.7%
246,346	Capital One Financial Corp, (4)	6.700%	Baa3	6,358,190
1,196,445	GMAC Capital Trust I, (3)	8.469%	B1	31,466,504
	Total Consumer Finance			37,824,694
	Diversified Financial Services – 1.1%
108,000	AgriBank FCB, (7)	6.875%	BBB+	11,542,500
	Diversified Telecommunication Services – 0.7%
284,914	Qwest Corp, (3)	6.875%	BBB-	7,285,251
	Equity Real Estate Investment Trust – 0.1%
31,030	Senior Housing Properties Trust	5.625%	BBB-	667,145
	Food Products – 4.2%
414,011	CHS Inc, (3), (4)	7.875%	N/R	11,343,901
517,298	CHS Inc	7.100%	N/R	13,579,073
513,940	CHS Inc, (4)	6.750%	N/R	13,362,440
23,000	Dairy Farmers of America Inc, 144A, (7)	7.875%	BB+	2,293,376

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products (continued)
24,500	Dairy Farmers of America Inc, 144A, (7)	7.875%	BB+	$2,450,000
	Total Food Products			43,028,790
	Insurance – 9.2%
302,283	Argo Group US Inc, (3)	6.500%	BBB-	7,762,628
389,528	Aspen Insurance Holdings Ltd, (4)	5.950%	BBB-	10,275,749
73,500	Aspen Insurance Holdings Ltd, (4)	5.625%	BBB-	1,829,415
125,700	Axis Capital Holdings Ltd, (4)	5.500%	BBB	3,083,421
68,900	Delphi Financial Group Inc, (4), (7)	5.874%	BBB-	1,550,250
415,500	Enstar Group Ltd, (3), (4)	7.000%	BB+	10,740,675
305,780	Hartford Financial Services Group Inc/The, (3)	7.875%	Baa2	8,454,817
591,707	Kemper Corp, (3)	7.375%	Ba1	15,129,948
179,883	Maiden Holdings North America Ltd, (4)	7.750%	N/R	3,669,613
76,400	National General Holdings Corp, (4)	7.500%	N/R	1,864,160
153,954	National General Holdings Corp, (4)	7.500%	N/R	3,600,984
88,895	National General Holdings Corp	7.625%	N/R	2,289,046
182,233	PartnerRe Ltd, (3), (4)	7.250%	BBB	4,869,266
192,113	Reinsurance Group of America Inc, (3), (4)	6.200%	BBB+	5,142,865
347,400	Reinsurance Group of America Inc, (3), (4)	5.750%	BBB+	9,390,222
220,272	Torchmark Corp, (3), (4)	6.125%	BBB+	5,850,424
	Total Insurance			95,503,483
	Mortgage Real Estate Investment Trust – 0.5%
96,986	MFA Financial Inc, (4)	8.000%	N/R	2,519,696
107,000	Wells Fargo REIT, (4)	6.375%	BBB	2,759,530
	Total Mortgage Real Estate Investment Trust			5,279,226
	Oil, Gas & Consumable Fuels – 0.8%
80,400	NuStar Energy LP, (4)	8.500%	B1	1,886,184
35,850	NuStar Energy LP, (4)	7.625%	B1	739,944
240,017	NuStar Logistics LP, (4)	9.310%	B1	6,065,230
	Total Oil, Gas & Consumable Fuels			8,691,358
	Thrifts & Mortgage Finance – 1.7%
143,124	Federal Agricultural Mortgage Corp, (4)	6.000%	N/R	3,967,398
212,588	Federal Agricultural Mortgage Corp, (3)	6.875%	N/R	5,508,155

Shares	Description (1)	Coupon	Ratings (2)	Value
	Thrifts & Mortgage Finance (continued)
319,095	New York Community Bancorp Inc, (4)	6.375%	Ba1	$8,471,972
	Total Thrifts & Mortgage Finance			17,947,525
	Trading Companies & Distributors – 0.2%
99,200	Air Lease Corp	6.150%	BB+	2,604,000
	U.S. Agency – 2.2%
216,900	Farm Credit Bank of Texas, 144A, (3), (7)	6.750%	Baa1	22,882,950
	Wireless Telecommunication Services – 1.1%
415,473	United States Cellular Corp, (3)	7.250%	Ba1	10,931,095
	Total $25 Par (or similar) Retail Preferred (cost $440,198,185)			451,578,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 25.6% (16.5% of Total Investments) (8)
	Banks – 21.6%
$4,115	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (5)	BB+	$4,459,631
11,935	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)	BB	10,875,769
1,205	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (5)	BB	1,250,790
7,665	Barclays PLC	7.750%	N/A (5)	B+	7,923,694
13,465	Barclays PLC, Reg S	7.875%	N/A (5)	B+	14,188,744
2,400	BNP Paribas SA, 144A	6.625%	N/A (5)	BBB-	2,448,000
8,745	BNP Paribas SA, 144A	7.375%	N/A (5)	BBB-	9,455,531
1,640	BNP Paribas SA, 144A	6.750%	N/A (5)	BBB-	1,695,350
9,110	Credit Agricole SA, 144A	7.875%	N/A (5)	BBB-	9,894,717
16,590	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB-	18,889,540
5,215	HSBC Holdings PLC	6.375%	N/A (5)	BBB	5,436,637
2,290	HSBC Holdings PLC	6.375%	N/A (5)	BBB	2,350,113
5,055	ING Groep NV	6.500%	N/A (5)	BB	5,104,034
1,000	ING Groep NV, Reg S	6.875%	N/A (5)	Ba1	1,042,360
8,340	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB-	8,168,029
21,285	Lloyds Banking Group PLC	7.500%	N/A (5)	BB+	22,349,250
1,710	Lloyds Banking Group PLC	7.500%	N/A (5)	BB+	1,774,553
3,845	Nordea Bank Abp, 144A	6.625%	N/A (5)	BBB	3,931,513
1,155	Nordea Bank Abp, 144A	6.125%	N/A (5)	BBB	1,140,563
2,135	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	B+	2,196,381
8,270	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	B+	9,003,962
6,750	Royal Bank of Scotland Group PLC	8.625%	N/A (5)	B+	7,256,250
9,501	Societe Generale SA, 144A	7.875%	N/A (5)	BB+	10,023,555
6,770	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	6,566,900
2,180	Societe Generale SA, 144A	7.375%	N/A (5)	BB+	2,267,200
8,005	Societe Generale SA, 144A	8.000%	N/A (5)	BB+	8,675,419

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$5,970	Standard Chartered PLC, 144A	7.500%	N/A (5)	BB+	$6,296,481
8,885	Standard Chartered PLC, 144A	7.750%	N/A (5)	BB+	9,473,631
18,880	UBS Group Funding Switzerland AG, Reg S	7.000%	N/A (5)	BB+	20,272,400
9,285	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	8,936,812
213,396	Total Banks				223,347,809
	Capital Markets – 4.0%
11,920	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	12,769,300
7,480	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	7,844,650
8,814	Credit Suisse Group AG, 144A	7.250%	N/A (5)	BB-	9,162,153
3,350	Macquarie Bank Ltd/London, 144A	6.125%	N/A (5)	BB	3,195,062
3,010	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (5)	BB	3,137,835
5,195	UBS Group Funding Switzerland AG, Reg S	6.875%	N/A (5)	BB	5,367,001
39,769	Total Capital Markets				41,476,001
$253,165	Total Contingent Capital Securities (cost $265,459,280)				264,823,810

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 5.3% (3.4% of Total Investments)
	Automobiles – 0.3%
$2,825	Ford Motor Co, (3)	7.450%	7/16/31	BBB	$3,282,753
	Capital Markets – 0.4%
3,960	Donnelley Financial Solutions Inc, (3)	8.250%	10/15/24	B	4,029,300
	Chemicals – 0.5%
4,675	CVR Partners LP / CVR Nitrogen Finance Corp, 144A, (3)	9.250%	6/15/23	B+	4,891,219
	Consumer Finance – 1.0%
10,425	Navient Corp, (3)	8.000%	3/25/20	BB	10,802,906
	Media – 1.4%
3,375	Altice Financing SA, 144A, (3)	7.500%	5/15/26	B+	3,425,625
5,875	DISH DBS Corp	7.750%	7/01/26	BB-	5,258,125
4,725	Viacom Inc, (3)	6.875%	4/30/36	BBB	5,585,549
13,975	Total Media				14,269,299
	Oil, Gas & Consumable Fuels – 0.8%
7,600	Enviva Partners LP / Enviva Partners Finance Corp, (3)	8.500%	11/01/21	BB-	7,904,000
	Semiconductors & Semiconductor Equipment – 0.3%
3,525	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	3,599,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail – 0.6%
$6,450	L Brands Inc, (3)	6.875%	11/01/35	Ba1	$5,724,375
$53,435	Total Corporate Bonds (cost $55,696,107)				54,503,758

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.9% (1.9% of Total Investments)
	Electric Utilities – 1.1%
185,100	NextEra Energy Inc	6.123%	BBB	$11,550,240
	Independent Power & Renewable Electricity Producers – 0.7%
68,100	Vistra Energy Corp	7.000%	N/R	6,853,584
	Multi-Utilities – 1.1%
105,500	Sempra Energy	6.750%	N/R	11,344,415
	Total Convertible Preferred Securities (cost $28,022,064)			29,748,239

Shares	Description (1)	Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)
	Capital Markets – 0.3%
184,035	Ares Capital Corp, (4)	$3,312,630
	Total Common Stocks (cost $3,036,662)	3,312,630
	Total Long-Term Investments (cost $1,557,224,401)	1,586,204,792

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.4% (0.9% of Total Investments)
	REPURCHASE AGREEMENTS – 1.4%
$14,333	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $14,333,184, collateralized by $15,110,000 U.S. Treasury Notes, 1.375%, due 6/30/23, value $14,623,503	1.200%	5/01/19	$14,332,706
	Total Short-Term Investments (cost $14,332,706)			14,332,706
	Total Investments (cost $1,571,557,107) – 154.6%			1,600,537,498
	Borrowings – (43.9)% (9), (10)			(455,000,000)
	Reverse Repurchase Agreements – (12.1)% (11)			(125,000,000)
	Other Assets Less Liabilities – 1.4% (12)			14,841,641
	Net Assets Applicable to Common Shares – 100%			$1,035,379,139

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date(13)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$2,238,433	$2,238,433
Morgan Stanley Capital Services, LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(728,057)	(728,057)
Total	$325,500,000								$1,510,376	$1,510,376
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$782,237,880	$ —	$782,237,880
$25 Par (or similar) Retail Preferred	376,482,881	75,095,594	—	451,578,475
Contingent Capital Securities	—	264,823,810	—	264,823,810
Corporate Bonds	—	54,503,758	—	54,503,758
Convertible Preferred Securities	29,748,239	—	—	29,748,239
Common Stocks	3,312,630	—	—	3,312,630
Short-Term Investments:
Repurchase Agreements	—	14,332,706	—	14,332,706
Investments in Derivatives:
Interest Rate Swaps*	—	1,510,376	—	1,510,376
Total	$409,543,750	$1,192,504,124	$ —	$1,602,047,874

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $275,199,068 have been pledged as collateral for reverse repurchase agreements.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $331,932,818.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	Borrowings as a percentage of Total Investments is 28.4%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $988,938,140 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.8%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust